Accounts Payable and Accruals - Other (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accruals - Other
	September 30,	December 31,
	2020	2019
	($ in thousands)
Employees and employee institutions	720	1,238
Accrued vacation and recreation pay	237	188
Accrued expenses	761	604
Current Operating lease liabilities	357	362
Other	49	57
	$2,124	$2,449

	December 31,
	2019	2018
	($ in thousands)
Employees and employee institutions	$1,238	$828
Accrued vacation and recreation pay	188	171
Accrued expenses	604	903
Provision for sales commissions	-	37
Current Operating lease liabilities	362	-
Other	57	27
	$2,449	$1,966